Debentures (Tables)	12 Months Ended
Dec. 31, 2024
Debentures [Abstract]
Disclosure of detailed information about debentures
	Current liabilities		Non-current liabilities		Total
	As of December 31		As of December 31		As of December 31
	2024	2023	2024	2023	2024	2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Debentures (Series E) (1.)	21,464	2,605	-	21,547	21,464	24,152
Debentures (Series F) (2.)	23,498	23,628	150,389	173,250	173,887	196,878
Debentures (Series C) (3.)	-	-	133,056	130,566	133,056	130,566
Debentures (Series D) (4.)	-	-	283,605	98,954	283,605	98,954

Total Debentures	44,962	26,233	567,050	424,317	612,012	450,550